SURGEONS DIVERSIFIED INVESTMENT FUND

                         SUPPLEMENT DATED MARCH 7, 2007
            TO THE PROSPECTUS OF SURGEONS DIVERSIFIED INVESTMENT FUND
                             DATED SEPTEMBER 1, 2006
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     Effective immediately,  the asset allocation model for Surgeons Diversified
Investment Fund (the "Fund") has been changed. The table below replaces the asset allocation table on page 2 of the Fund's prospectus. As disclosed in the prospectus, the percentage of the Fund's assets invested in any asset class may differ from the allocation shown.


     The Fund currently intends to allocate its assets as follows:

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              ASSET CLASS                           ALLOCATION
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      US EQUITY
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          Large Cap Value Stocks                        9%
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          Large Cap Growth Stocks                       9%
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          Large Cap Index Stocks                        8%
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          Small Cap Value Stocks                      3.5%
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          Small Cap Growth Stocks                     3.5%
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          REIT Stocks                                   6%
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          Energy Stocks                                 6%
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          SUB-TOTAL US EQUITY                          45%
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      INTERNATIONAL EQUITY                             25%
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      US FIXED INCOME                                  30%
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      TOTAL                                           100%
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